Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Authorised and in issue at January, 1	53,858	53,827
Number of shares issued	13	31
Authorised and in issue at December, 31	53,871	53,858